29.Liabilities from financing activities	12 Months Ended
Dec. 31, 2018
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities

29.Liabilities from financing activities

The changes in liabilities from the Company’s financing activities in the years ended December 31, 2018, 2017 and 2016 are as follows:

12/31/2018
						Non-cash changes
	Opening balance	Cash flow	Income for the year	Property, plant and equipment acquisition through financing	Write-off of property, plant and equipment	Dividends distributed by Smiles	Provision for interest on loans	Treasury shares sold	Gains on change in investment	Exchange variations on loans	Interest payments and loan costs	Other	Closing balance
Short and long-term debt	7,105,667	(536,888)	-	193,506	(805,081)	-	565,854	-	-	1,043,117	(481,708)	-	7,084,467
Other liabilities	143,473	(219,493)	-	-	-	238,879	-	-	-	-	-	(15,620)	147,239
Non-controlling interests from Smiles	412,013	875	305,669	-	-	(239,877)	-	-	561	-	-	820	480,061
Treasury shares	(4,168)	(15,929)	-	-	-	-	-	19,971	-	-	-	-	(126)
Shares to be issued	-	2,818	-	-	-	-	-	-	-	-	-	-	2,818
Capital stock	2,927,184	15,428	-	-	-	-	-	-	-	-	-	-	2,942,612

12/31/2017
						Non-cash changes
	Opening balance	Cash flow	Income for the year	Property, plant and equipment acquisition through financing	Interest payments on loans	Exchange variations on loans	Provision for interest on loans	Other	Closing balance
Short and long-term debt	6,379,220	612,396	-	63,066	(505,105)	68,895	502,529	(15,334)	7,105,667
Non-controlling interests from Smiles	293,247	(238,669)	359,025	-	-	-	-	(1,590)	412,013
Capital stock	2,924,492	2,169	-	-	-	-	-	523	2,927,184

12/31/2016
						Non-cash changes
	Opening balance	Cash flow	Income for the year	Repurchase of debt securities	Interest payments on loans	Exchange variations on loans	Provision for interest on loans	Other	Closing balance
Short and long-term debt	9,304,926	(890,559)	-	(286,799)	(606,405)	(1,220,608)	627,672	(549,007)	6,379,220
Non-controlling interests from Smiles	224,022	(171,829)	252,745	-	-	-	-	(11,691)	293,247
Capital stock	2,924,887	(395)	-	-	-	-	-	-	2,924,492